Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 29, 2016	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026
C000111140
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,043	$ 10,168	$ 9,986	$ 10,040	$ 10,161	$ 10,262	$ 10,219	$ 10,084	$ 10,147	$ 10,210	$ 10,195	$ 10,441	$ 10,714	$ 10,956	$ 10,991	$ 11,212	$ 11,425	$ 11,458	$ 11,478	$ 11,451	$ 11,388	$ 11,445	$ 11,363	$ 11,066	$ 10,477	$ 10,288	$ 10,029	$ 10,009	$ 10,190	$ 10,027	$ 9,994	$ 10,200	$ 10,197	$ 10,774	$ 10,714	$ 10,858	$ 10,785	$ 11,133	$ 11,419	$ 11,702
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,133	10,369	10,040	10,142	10,293	10,420	10,363	10,193	10,254	10,310	10,224	10,516	10,911	11,359	11,327	11,744	11,938	12,094	12,152	11,907	11,890	12,084	12,012	11,592	10,912	10,693	10,469	10,465	10,678	10,565	10,593	10,813	10,818	11,336	11,321	11,441	11,408	11,691	11,967	12,158
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,059	$ 10,173	$ 10,000	$ 10,044	$ 10,175	$ 10,255	$ 10,214	$ 10,061	$ 10,144	$ 10,200	$ 10,164	$ 10,421	$ 10,703	$ 10,920	$ 10,975	$ 11,198	$ 11,402	$ 11,416	$ 11,407	$ 11,364	$ 11,349	$ 11,396	$ 11,323	$ 11,037	$ 10,488	$ 10,287	$ 10,021	$ 10,033	$ 10,206	$ 10,072	$ 10,047	$ 10,262	$ 10,258	$ 10,823	$ 10,783	$ 10,932	$ 10,861	$ 11,187	$ 11,491	$ 11,756